Stock Options and Warrants (Details 1) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Summary of warrants outstanding
Exercise price of warrants	$ 0.03	$ 0.90
Warrant [Member]
Summary of warrants outstanding
Exercise price of warrants	$ 3.60
Warrant [Member] | July 1, 2014 [Member]
Summary of warrants outstanding
Warrants Outstanding	8,333
Exercise price of warrants	$ 6.00
Warrant [Member] | October 1, 2014 [Member]
Summary of warrants outstanding
Warrants Outstanding	8,333
Exercise price of warrants	$ 6.00
Warrant [Member] | January 1, 2015 [Member]
Summary of warrants outstanding
Warrants Outstanding	8,333
Exercise price of warrants	$ 3.60